JOINT VENTURES AND ASSOCIATES - Changes in joint ventures and associates investments (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period				$ 23,103,963	$ 23,350,125
Non-monetary contributions					250,000
Revaluation of property, plant and equipment	[1]	$ (25,630)	$ (206,019)	(11,495)	355,702
Foreign currency translation		126,434	1,646,918	49,996	(2,688,252)
Share of profit or loss		65,975	1,240,958	305,687	1,298,505
As of the end of the period		$ 23,448,151	$ 22,566,080	$ 23,448,151	$ 22,566,080

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $(3,832) and $177,851 for the six-month periods ended December 31, 2020 and 2019, respectively.